Cover	Jul. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2023
Entity File Number	000-53988
Entity Registrant Name	DSG Global, Inc.
Entity Central Index Key	0001413909
Entity Tax Identification Number	26-1134956
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	207 - 15272 Croydon Driv
Entity Address, City or Town	Surre
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V3Z 0Z5
City Area Code	(604)
Local Phone Number	575-3848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false